INCOME TAXES (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Income Tax [Abstract]
Income before taxes	kr (118,013)	kr (160,243)	kr (141,539)
Issue expenses not included in earnings	(15,500)	(3,605)	(14,706)
Non-taxable revenues	0	(1)	0
Non-deductible expenses	1,351	6,087	607
Taxable income	(132,162)	(157,762)	(155,638)
Income tax according to current tax rates in Sweden	29,076	34,708	34,240
Taxable deficits for which no deferred tax asset is recognized	(29,076)	(34,708)	(34,240)
Tax expense	kr 0	kr 0	kr 0